Distribution Date:	10/13/21	JPMCC Commerical Mortgage Securities Trust 2019-COR4
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-COR4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	48128YAS0	2.952200%	14,326,000.00	9,507,959.85	254,674.25	23,391.17	0.00	0.00	278,065.42	9,253,285.60	30.20%	30.00%
A-2	48128YAT8	3.960800%	4,611,000.00	4,611,000.00	0.00	15,219.37	0.00	0.00	15,219.37	4,611,000.00	30.20%	30.00%
A-3	48128YAU5	3.762900%	110,000,000.00	110,000,000.00	0.00	344,932.50	0.00	0.00	344,932.50	110,000,000.00	30.20%	30.00%
A-4	48128YAV3	3.758300%	173,000,000.00	173,000,000.00	0.00	541,821.58	0.00	0.00	541,821.58	173,000,000.00	30.20%	30.00%
A-5	48128YAW1	4.029100%	211,494,000.00	211,494,000.00	0.00	710,108.73	0.00	0.00	710,108.73	211,494,000.00	30.20%	30.00%
A-SB	48128YAX9	3.938100%	28,430,000.00	28,430,000.00	0.00	93,300.15	0.00	0.00	93,300.15	28,430,000.00	30.20%	30.00%
A-S	48128YBA8	4.290000%	44,510,000.00	44,510,000.00	0.00	159,123.25	0.00	0.00	159,123.25	44,510,000.00	24.41%	24.25%
B	48128YBB6	4.440400%	37,737,000.00	37,737,000.00	0.00	139,639.48	0.00	0.00	139,639.48	37,737,000.00	19.50%	19.38%
C	48128YBC4	4.941500%	38,704,000.00	38,704,000.00	0.00	159,379.85	0.00	0.00	159,379.85	38,704,000.00	14.47%	14.38%
D	48128YAC5	3.000000%	25,158,000.00	25,158,000.00	0.00	62,895.00	0.00	0.00	62,895.00	25,158,000.00	11.20%	11.13%
E	48128YAE1	3.000000%	12,579,000.00	12,579,000.00	0.00	31,447.50	0.00	0.00	31,447.50	12,579,000.00	9.56%	9.50%
F-RR	48128YAG6	5.013253%	7,741,000.00	7,741,000.00	0.00	32,339.66	0.00	0.00	32,339.66	7,741,000.00	8.56%	8.50%
G-RR	48128YAJ0	5.013253%	21,287,000.00	21,287,000.00	0.00	88,930.93	0.00	0.00	88,930.93	21,287,000.00	5.79%	5.75%
H-RR	48128YAL5	5.013253%	9,677,000.00	9,677,000.00	0.00	40,427.71	0.00	0.00	40,427.71	9,677,000.00	4.53%	4.50%
NR-RR* 48128YAN1		5.013253%	34,833,963.00	34,833,963.00	0.00	145,474.30	0.00	0.00	145,474.30	34,833,963.00	0.00%	0.00%
R	48128YAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,087,963.00	769,269,922.85	254,674.25	2,588,431.18	0.00	0.00	2,843,105.43	769,015,248.60

Notional Certificates
X-A	48128YAY7	1.117690%	586,371,000.00	581,552,959.85	0.00	541,663.38	0.00	0.00	541,663.38	581,298,285.60
X-B	48128YAZ4	0.319134%	76,441,000.00	76,441,000.00	0.00	20,329.07	0.00	0.00	20,329.07	76,441,000.00
X-D	48128YAA9	2.013253%	37,737,000.00	37,737,000.00	0.00	63,311.78	0.00	0.00	63,311.78	37,737,000.00
Notional SubTotal			700,549,000.00	695,730,959.85	0.00	625,304.23	0.00	0.00	625,304.23	695,476,285.60

Deal Distribution Total					254,674.25	3,213,735.41	0.00	0.00	3,468,409.66

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48128YAS0	663.68559612	17.77706617	1.63277747	0.00000000	0.00000000	0.00000000	0.00000000	19.40984364	645.90852995
A-2	48128YAT8	1,000.00000000	0.00000000	3.30066580	0.00000000	0.00000000	0.00000000	0.00000000	3.30066580	1,000.00000000
A-3	48128YAU5	1,000.00000000	0.00000000	3.13575000	0.00000000	0.00000000	0.00000000	0.00000000	3.13575000	1,000.00000000
A-4	48128YAV3	1,000.00000000	0.00000000	3.13191665	0.00000000	0.00000000	0.00000000	0.00000000	3.13191665	1,000.00000000
A-5	48128YAW1	1,000.00000000	0.00000000	3.35758334	0.00000000	0.00000000	0.00000000	0.00000000	3.35758334	1,000.00000000
A-SB	48128YAX9	1,000.00000000	0.00000000	3.28174991	0.00000000	0.00000000	0.00000000	0.00000000	3.28174991	1,000.00000000
A-S	48128YBA8	1,000.00000000	0.00000000	3.57500000	0.00000000	0.00000000	0.00000000	0.00000000	3.57500000	1,000.00000000
B	48128YBB6	1,000.00000000	0.00000000	3.70033336	0.00000000	0.00000000	0.00000000	0.00000000	3.70033336	1,000.00000000
C	48128YBC4	1,000.00000000	0.00000000	4.11791675	0.00000000	0.00000000	0.00000000	0.00000000	4.11791675	1,000.00000000
D	48128YAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	48128YAE1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	48128YAG6	1,000.00000000	0.00000000	4.17771089	0.00000000	0.00000000	0.00000000	0.00000000	4.17771089	1,000.00000000
G-RR	48128YAJ0	1,000.00000000	0.00000000	4.17771081	0.00000000	0.00000000	0.00000000	0.00000000	4.17771081	1,000.00000000
H-RR	48128YAL5	1,000.00000000	0.00000000	4.17771107	0.00000000	0.00000000	0.00000000	0.00000000	4.17771107	1,000.00000000
NR-RR	48128YAN1	1,000.00000000	0.00000000	4.17622020	0.00149050	0.08281171	0.00000000	0.00000000	4.17622020	1,000.00000000
R	48128YAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48128YAY7	991.78329053	0.00000000	0.92375540	0.00000000	0.00000000	0.00000000	0.00000000	0.92375540	991.34896780
X-B	48128YAZ4	1,000.00000000	0.00000000	0.26594458	0.00000000	0.00000000	0.00000000	0.00000000	0.26594458	1,000.00000000
X-D	48128YAA9	1,000.00000000	0.00000000	1.67771100	0.00000000	0.00000000	0.00000000	0.00000000	1.67771100	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	23,391.17	0.00	23,391.17	0.00	0.00	0.00	23,391.17	0.00
A-2	09/01/21 - 09/30/21	30	0.00	15,219.37	0.00	15,219.37	0.00	0.00	0.00	15,219.37	0.00
A-3	09/01/21 - 09/30/21	30	0.00	344,932.50	0.00	344,932.50	0.00	0.00	0.00	344,932.50	0.00
A-4	09/01/21 - 09/30/21	30	0.00	541,821.58	0.00	541,821.58	0.00	0.00	0.00	541,821.58	0.00
A-5	09/01/21 - 09/30/21	30	0.00	710,108.73	0.00	710,108.73	0.00	0.00	0.00	710,108.73	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	93,300.15	0.00	93,300.15	0.00	0.00	0.00	93,300.15	0.00
X-A	09/01/21 - 09/30/21	30	0.00	541,663.38	0.00	541,663.38	0.00	0.00	0.00	541,663.38	0.00
X-B	09/01/21 - 09/30/21	30	0.00	20,329.07	0.00	20,329.07	0.00	0.00	0.00	20,329.07	0.00
X-D	09/01/21 - 09/30/21	30	0.00	63,311.78	0.00	63,311.78	0.00	0.00	0.00	63,311.78	0.00
A-S	09/01/21 - 09/30/21	30	0.00	159,123.25	0.00	159,123.25	0.00	0.00	0.00	159,123.25	0.00
B	09/01/21 - 09/30/21	30	0.00	139,639.48	0.00	139,639.48	0.00	0.00	0.00	139,639.48	0.00
C	09/01/21 - 09/30/21	30	0.00	159,379.85	0.00	159,379.85	0.00	0.00	0.00	159,379.85	0.00
D	09/01/21 - 09/30/21	30	0.00	62,895.00	0.00	62,895.00	0.00	0.00	0.00	62,895.00	0.00
E	09/01/21 - 09/30/21	30	0.00	31,447.50	0.00	31,447.50	0.00	0.00	0.00	31,447.50	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	32,339.66	0.00	32,339.66	0.00	0.00	0.00	32,339.66	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	88,930.93	0.00	88,930.93	0.00	0.00	0.00	88,930.93	0.00
H-RR	09/01/21 - 09/30/21	30	0.00	40,427.71	0.00	40,427.71	0.00	0.00	0.00	40,427.71	0.00
NR-RR	09/01/21 - 09/30/21	30	2,820.95	145,526.23	0.00	145,526.23	51.92	0.00	0.00	145,474.30	2,884.66
Totals			2,820.95	3,213,787.34	0.00	3,213,787.34	51.92	0.00	0.00	3,213,735.41	2,884.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,468,409.66
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,226,993.27	Master Servicing Fee	5,108.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,833.63
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	320.53
ARD Interest	0.00	Operating Advisor Fee	1,687.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	256.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,226,993.27	Total Fees	13,205.93

Principal		Expenses/Reimbursements
Scheduled Principal	254,674.25	Reimbursement for Interest on Advances	51.93
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	254,674.25	Total Expenses/Reimbursements	51.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,213,735.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	254,674.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,468,409.66
Total Funds Collected	3,481,667.52	Total Funds Distributed	3,481,667.52

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	769,269,923.22	769,269,923.22	Beginning Certificate Balance	769,269,922.85
(-) Scheduled Principal Collections	254,674.25	254,674.25	(-) Principal Distributions	254,674.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	769,015,248.97	769,015,248.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	769,269,923.22	769,269,923.22	Ending Certificate Balance	769,015,248.60
Ending Actual Collateral Balance	769,015,248.97	769,015,248.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	12	81,055,668.42	10.54%	82	5.0282	1.670942	1.49 or less	19	358,896,581.80	46.67%	79	5.0533	0.441583
10,000,000 to 19,999,999	17	250,396,402.58	32.56%	85	5.1407	1.301231	1.50 to 1.75	12	209,692,676.65	27.27%	84	5.0294	1.624061
20,000,000 to 24,999,999	5	107,600,000.00	13.99%	84	5.0602	1.326666	1.76 to 2.00	7	172,307,246.32	22.41%	86	4.9747	1.860049
25,000,000 to 49,999,999	4	138,893,431.65	18.06%	76	4.9899	0.631405	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	3	191,069,746.32	24.85%	81	4.9135	1.030516	2.26 or greater	3	28,118,744.20	3.66%	84	5.1821	2.456526
Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518	Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	8,600,000.00	1.12%	81	5.1170	2.340000
							Industrial	7	78,980,777.67	10.27%	83	5.0538	1.639299
California	13	267,819,746.32	34.83%	86	5.0036	1.439457
							Lodging	6	143,624,333.57	18.68%	72	4.8482	(0.236030)
Colorado	1	2,360,000.00	0.31%	82	4.3920	1.630000
							Mixed Use	4	83,350,000.00	10.84%	84	5.2767	1.021938
Connecticut	1	48,000,000.00	6.24%	86	5.4515	1.610000
							Mobile Home Park	1	10,750,000.00	1.40%	87	5.3500	1.530000
Florida	3	14,185,310.20	1.84%	85	5.1094	1.740248
							Multi-Family	4	53,040,813.21	6.90%	84	5.2835	1.315416
Georgia	5	46,806,558.82	6.09%	83	5.1601	1.511879
							Office	20	198,799,746.32	25.85%	85	4.8733	1.810191
Illinois	5	16,817,218.81	2.19%	77	5.1157	1.288944
							Retail	17	200,469,578.20	26.07%	84	5.1344	1.305809
Indiana	1	19,250,000.00	2.50%	86	5.4860	1.900000
							Totals	59	769,015,248.97	100.00%	82	5.0339	1.155518
Kentucky	1	1,700,000.00	0.22%	81	4.7380	1.650000

Mississippi	1	19,340,813.21	2.52%	85	5.2900	1.390000

Missouri	7	62,372,601.53	8.11%	85	4.9740	1.684247

New Mexico	1	11,700,000.00	1.52%	83	5.2180	2.600000

Ohio	2	12,772,904.30	1.66%	87	5.2661	1.273948

Pennsylvania	1	3,840,000.00	0.50%	81	4.7380	1.650000

South Carolina	2	3,555,000.00	0.46%	81	4.7380	1.650000

Tennessee	3	26,673,650.60	3.47%	79	5.1368	0.636606

Texas	4	19,048,013.53	2.48%	85	5.1065	1.562035

Washington	5	151,200,000.00	19.66%	72	4.8690	(0.281852)

Wisconsin	2	32,973,431.65	4.29%	78	4.6996	1.528201

Totals	59	769,015,248.97	100.00%	82	5.0339	1.155518

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
4.89200% or less	9	265,133,177.97	34.48%	77	4.7336	0.801935	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.89201% to 5.39200%	28	419,898,747.27	54.60%	84	5.1386	1.291970	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
5.39201 or greater	4	83,983,323.73	10.92%	85	5.4586	1.589534	25 months to 36 months	41	769,015,248.97	100.00%	82	5.0339	1.155518
Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
							49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
84 months or less	15	274,660,176.91	35.72%	75	4.8717	0.535971	Interest Only	16	381,300,000.00	49.58%	80	5.0902	0.687231
85 months to 119 months	26	494,355,072.06	64.28%	86	5.1240	1.499733	359 months or less	25	387,715,248.97	50.42%	84	4.9785	1.616055
120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518	Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information	6	92,520,000.00	12.03%	84	4.8879	1.609564				None
12 months or less	35	676,495,248.97	87.97%	82	5.0539	1.093420
13 months to 23 months	0	0.00	0.00%	0	0.0000	0.000000
24 months or more	0	0.00	0.00%	0	0.0000	0.000000
Totals	41	769,015,248.97	100.00%	82	5.0339	1.155518

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1A2	30313001	LO	Seattle	WA	Actual/360	4.810%	200,416.67	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	10/06/21
1A3	30313002	LO	Seattle	WA	Actual/360	4.810%	108,225.00	0.00	0.00	N/A	06/06/27	--	27,000,000.00	27,000,000.00	10/06/21
2	30501868	OF	San Mateo	CA	Actual/360	4.697%	290,307.02	98,536.11	0.00	N/A	12/06/28	--	74,168,282.43	74,069,746.32	10/06/21
3	30315549	RT	San Diego	CA	Actual/360	5.230%	292,008.33	0.00	0.00	N/A	12/01/28	--	67,000,000.00	67,000,000.00	10/01/21
4	30501848	MU	Westport	CT	Actual/360	5.452%	218,060.00	0.00	0.00	N/A	12/06/28	--	48,000,000.00	48,000,000.00	10/06/21
5A1A3	30315469	RT	Saint Louis	MO	Actual/360	4.997%	83,279.51	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	10/01/21
5A1A4	30315470	RT	Saint Louis	MO	Actual/360	4.997%	83,279.51	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	10/01/21
5A1A5	30315471	RT	Saint Louis	MO	Actual/360	4.997%	26,979.42	0.00	0.00	N/A	11/01/28	--	6,479,245.00	6,479,245.00	10/01/21
6	30312999	LO	Seattle	WA	Actual/360	4.740%	130,350.00	0.00	0.00	N/A	06/06/27	--	33,000,000.00	33,000,000.00	10/06/21
7	30299748	IN	Chippewa Falls	WI	Actual/360	4.697%	121,111.58	48,424.03	0.00	N/A	04/06/28	--	30,941,855.68	30,893,431.65	10/06/21
8	30501762	RT	Norcross	GA	Actual/360	5.213%	106,862.40	0.00	0.00	N/A	12/06/28	--	24,600,000.00	24,600,000.00	10/06/21
9	30299959	MU	Seattle	WA	Actual/360	4.990%	95,641.67	0.00	0.00	N/A	06/06/28	--	23,000,000.00	23,000,000.00	10/06/21
10	30315522	IN	Various	Various	Actual/360	5.080%	84,666.67	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	10/06/21
11	30501592	MF	Oxford	MS	Actual/360	5.290%	85,366.20	23,919.55	0.00	N/A	11/06/28	--	19,364,732.76	19,340,813.21	10/06/21
12	30501555	OF	San Bernardino	CA	Actual/360	4.775%	78,787.50	0.00	0.00	N/A	10/06/28	--	19,800,000.00	19,800,000.00	10/06/21
13	30501867	IN	Indianapolis	IN	Actual/360	5.486%	88,004.58	0.00	0.00	N/A	12/06/28	--	19,250,000.00	19,250,000.00	10/06/21
14	30315558	MF	Seattle	WA	Actual/360	5.200%	78,866.67	0.00	0.00	N/A	02/06/29	--	18,200,000.00	18,200,000.00	10/06/21
15	30501733	RT	Van Nuys	CA	Actual/360	5.111%	76,665.00	0.00	0.00	N/A	11/06/28	--	18,000,000.00	18,000,000.00	10/06/21
16	30501822	OF	San Jose	CA	Actual/360	5.296%	75,026.67	0.00	0.00	N/A	12/06/28	--	17,000,000.00	17,000,000.00	10/06/21
17	30501651	OF	San Bernardino	CA	Actual/360	4.938%	68,309.00	0.00	0.00	N/A	11/06/28	--	16,600,000.00	16,600,000.00	10/06/21
18	30315559	LO	Nashville	TN	Actual/360	4.940%	58,744.34	21,229.76	0.00	N/A	06/01/28	--	14,269,880.36	14,248,650.60	10/01/21
19	30501495	Various	Chicago	IL	Actual/360	5.131%	63,496.13	0.00	0.00	N/A	10/06/28	--	14,850,000.00	14,850,000.00	10/06/21
20	30501635	OF	Newport Beach	CA	Actual/360	5.071%	57,048.75	0.00	0.00	N/A	11/06/28	--	13,500,000.00	13,500,000.00	10/06/21
21	30501149	Various	Various	Various	Actual/360	4.738%	51,328.33	0.00	0.00	N/A	07/06/28	--	13,000,000.00	13,000,000.00	10/06/21
22	30315560	LO	Alpharetta	GA	Actual/360	5.060%	48,796.07	15,252.53	0.00	N/A	01/06/29	--	11,572,191.30	11,556,938.77	10/06/21
23	30501371	OF	Albuquerque	NM	Actual/360	5.218%	50,875.50	0.00	0.00	N/A	09/06/28	--	11,700,000.00	11,700,000.00	10/06/21
24	30501898	RT	Northridge	CA	Actual/360	5.100%	46,750.00	0.00	0.00	N/A	01/06/29	--	11,000,000.00	11,000,000.00	10/06/21
25	30315561	OF	Culver City	CA	Actual/360	5.305%	48,629.17	0.00	0.00	N/A	11/06/28	--	11,000,000.00	11,000,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
26	30501985	MH	Vallejo	CA	Actual/360	5.350%	47,927.08	0.00	0.00	N/A	01/06/29	--	10,750,000.00	10,750,000.00	10/06/21
27	30315562	MF	Nashville	TN	Actual/360	5.470%	48,318.33	0.00	0.00	N/A	03/06/28	--	10,600,000.00	10,600,000.00	10/06/21
28	30315563	IN	Troy	OH	Actual/360	5.300%	39,084.32	11,934.29	0.00	N/A	01/01/29	--	8,849,280.31	8,837,346.02	10/01/21
29	30502249	OF	Carlsbad	CA	Actual/360	4.700%	35,641.67	0.00	0.00	N/A	02/01/29	--	9,100,000.00	9,100,000.00	10/01/21
30	30501165	OF	Phoenix	AZ	Actual/360	5.117%	36,671.83	0.00	0.00	N/A	07/06/28	--	8,600,000.00	8,600,000.00	10/06/21
31	30502254	RT	Kansas City	MO	Actual/360	4.950%	34,185.94	0.00	0.00	N/A	02/01/29	--	8,287,500.00	8,287,500.00	10/01/21
32	30501283	OF	Various	Various	Actual/360	4.392%	30,268.20	0.00	0.00	N/A	08/06/28	--	8,270,000.00	8,270,000.00	10/06/21
33	30315564	LO	McDonough	GA	Actual/360	5.200%	33,927.54	10,687.72	0.00	N/A	02/01/29	--	7,829,431.92	7,818,744.20	10/01/21
34	30501780	RT	Portland	TX	Actual/360	5.409%	27,678.28	7,171.47	0.00	N/A	12/06/28	--	6,140,495.20	6,133,323.73	10/06/21
35	30315565	RT	Various	Various	Actual/360	5.000%	20,020.48	6,820.60	0.00	N/A	01/01/24	--	4,804,915.26	4,798,094.66	10/01/21
36	30501649	MF	Wilton Manors	FL	Actual/360	5.165%	21,090.42	0.00	0.00	N/A	10/06/28	--	4,900,000.00	4,900,000.00	10/06/21
37	30315566	RT	Zanesville	OH	Actual/360	5.190%	17,044.83	5,443.40	0.00	N/A	12/06/28	--	3,941,001.68	3,935,558.28	10/06/21
38	30315567	RT	Liberty	MO	Actual/360	5.307%	17,252.66	5,254.79	0.00	N/A	01/01/29	--	3,901,111.32	3,895,856.53	10/01/21
Totals							3,226,993.27	254,674.25	0.00				769,269,923.22	769,015,248.97
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	(2,434,293.64)	(2,173,322.40)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	(2,434,293.64)	(2,173,322.40)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,114,422.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,750,339.10	7,664,748.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,760,536.74	8,742,084.88	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A3	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A4	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A5	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(3,952,795.36)	(1,204,953.28)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,390,027.99	3,436,178.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,669,890.68	10,305,199.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	577,892.30	(95,963.53)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,705,868.38	6,737,170.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,785,086.96	1,858,302.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,132,102.50	4,422,585.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,274,203.21	2,193,356.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,254,877.28	403,354.79	01/01/21	04/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,010,859.28	1,186,356.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,864,359.12	3,675,346.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,313,799.45	2,326,485.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,130,485.79	826,695.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,731,857.58	2,656,176.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,008,368.79	1,011,551.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,116,093.57	1,242,537.93	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	183,991.70	209,322.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,678,975.65	1,740,541.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	257,554.24	(25,746.42)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	898,546.25	942,731.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,062,136.02	904,385.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	798,875.19	719,108.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(282,008.33)	772,020.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	972,143.87	806,104.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	894,341.60	1,073,445.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	932,351.67	871,159.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	677,064.93	848,856.50	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	510,872.89	1,369,263.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	742,998.79	141,844.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	366,775.61	346,765.24	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	425,278.30	437,337.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	430,573.49	401,053.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	194,213.49	63,523.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	133,951,948.61	64,662,284.64				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033899%	5.013299%	82
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033853%	5.013253%	83
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033811%	5.013211%	84
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033770%	5.013170%	85
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033724%	5.013125%	86
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	33,000,000.00	0	0.00	0	0.00	5.033683%	5.013084%	87
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033638%	5.013039%	88
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033597%	5.012999%	89
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033545%	5.012947%	90
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033504%	5.012907%	91
12/11/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033464%	5.012867%	92
11/13/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.033458%	5.012861%	93
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing		Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		4,798,095	4,798,095		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		764,217,154	764,217,154		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	769,015,249	769,015,249	0	0	0	0
Sep-21	769,269,923	769,269,923	0	0	0	0
Aug-21	769,498,115	769,498,115	0	0	0	0
Jul-21	769,725,343	769,725,343	0	0	0	0
Jun-21	769,977,113	769,977,113	0	0	0	0
May-21	770,202,316	770,202,316	0	0	0	0
Apr-21	770,452,135	770,452,135	0	0	0	0
Mar-21	770,675,331	770,675,331	0	0	0	0
Feb-21	770,974,498	770,974,498	0	0	0	0
Jan-21	771,195,485	771,195,485	0	0	0	0
Dec-20	771,415,538	771,415,538	0	0	0	0
Nov-20	771,558,613	771,558,613	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A2	30313001	50,000,000.00	4.81000%	50,000,000.00	4.81000%	8	07/29/20	07/06/20	08/05/20
1A3	30313002	27,000,000.00	4.81000%	27,000,000.00	4.81000%	8	07/29/20	07/06/20	08/05/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	05/06/21	04/01/21	05/06/21
Totals		176,000,000.00		176,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	50.55	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.38	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	51.93	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 51.93

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27